Acquisition of Subsidiaries	6 Months Ended
Jun. 30, 2026
Acquisition of Subsidiaries [Abstract]
ACQUISITION OF SUBSIDIARIES
21.	ACQUISITION OF SUBSIDIARIES

During the six months ended June 30, 2026, the Group completed the following acquisitions. These acquisitions are in line with the Group’s ongoing strategy to expand its footprint in key hospitality markets, diversify its asset portfolio, and increase recurring revenue streams. By integrating these properties, the Group expects to achieve operational synergies and leverage its existing hospitality management expertise to drive long-term profitability.

(i)	Acquisition of The Ritz Carlton, Perth

On May 29, 2026, the Group completed the acquisition of a 50% equity interest and 50% of the outstanding shareholder loans in FEC Hotel Operations Perth EQ Pty Ltd and Perth FEC Pty Ltd (collectively, the “Perth Hotel Group”), which own and operate The Ritz-Carlton, Perth.

The Group has assessed that it has obtained control over the Perth Hotel Group and has accordingly consolidated its financial results, recognizing the remaining 50% as a non-controlling interest.

Consideration transferred

The total consideration for the acquisition was US$71,565,000 (equivalent to AUD100,000,000). The settlement and allocation of the consideration are detailed below:

US$’000
Cash paid at completion	42,939
Deferred consideration	28,626
Total consideration	71,565

The deferred consideration is payable in four equal semi-annual instalments, with the final instalment due on December 31, 2027. As at June 30, 2026, the outstanding balance is recognized as a financial liability within “Accruals and other payables” in the consolidated statement of financial position.

Allocation of consideration:

US$’000
Acquisition of 50% equity interests in Perth Hotel Group	58,857
Assignment of shareholder loan	12,708
Total consideration	71,565

Provisional fair value of identifiable assets and liabilities acquired

US$’000
Cash and cash balances	3,685
Accounts receivable	919
Prepayments, deposits and other receivables	2,013
Property, plant and equipment	233,817
Accounts payable	(554)
Other payables and accruals	(4,491)
Borrowings	(57,252)
Amounts due to shareholders	(25,417)
Provisions	(1,706)
Deferred tax liabilities	(33,300)
Total identifiable net assets at fair value	117,714
Non-controlling interests (50%)	(58,857)
Net assets acquired	58,857

The receivables acquired (which principally comprised trade receivables and other receivables) with a fair value of US$2,449,000 at the date of acquisition had gross contractual amounts of US$2,449,000. The best estimate at acquisition date of the contractual cash flows not expected to be collected amounted to US$2,449,000.

The initial accounting for the property, plant and equipment acquired in the above business combination with fair value of US$233,817,000 have been determined on a provisional basis, awaiting the completion of professional valuations. The amounts of deferred tax liabilities and goodwill may be adjusted accordingly.

Non-controlling interests

Non-controlling interests in Perth Hotel Group are measured by reference to the proportionate share of recognized amounts of net identifiable assets of Perth Hotel Group at the date of acquisition.

Net cash inflow on acquisition of Perth Hotel Group

US$’000
Cash and cash equivalents balances acquired	3,685

As of December 31, 2025, the Group paid AUD60,000,000 deposits for the acquisition.

(ii)	Acquisition of Upper View Regalia Hotel, Kuala Lumpur

On May 29, 2026, the Group completed the acquisition of a 100% equity interest and outstanding shareholder loans in Magic Star International Limited and its subsidiaries (collectively, the “Kuala Lumpur Hotel Group”), which own 80% effective interests in Upper View Regalia Hotel, Kuala Lumpur.

Consideration transferred

The total consideration for the acquisition was US$38,290,000 (equivalent to HK$300,000,000). The settlement and allocation of the consideration are detailed below:

US$’000
Cash paid at completion	31,908
Deferred consideration	6,382
Total consideration	38,290

The deferred consideration of HK$24 million is payable by settled by the issuance of shares within 60 days after the data of completion and HK$26 million is payable by the issuance of shares on the later of 90 days post-completion or upon the completion of specific hotel renovations. As at June 30, 2026, the outstanding balance is recognized as a financial liability within “Accruals and other payables” in the consolidated statement of financial position.

Allocation of consideration:

US$’000
Acquisition of 100% equity interests in Kuala Lumpur Hotel Group	38,163
Assignment of shareholder loan	127
Total consideration	38,290

Provisional fair value of identifiable assets and liabilities acquired

US$’000
Cash and cash balances	177
Accounts receivable	76
Prepayments, deposits and other receivables	257
Property, plant and equipment	58,728
Accounts payable	(270)
Other payables and accruals	(44)
Amounts due to shareholders	(127)
Deferred tax liabilities	(11,093)
Total identifiable net assets at fair value	47,704
Non-controlling interests (20%)	(9,541)
Net assets acquired	38,163

The receivables acquired (which principally comprised trade receivables and other receivables) with a fair value of US$321,000 at the date of acquisition had gross contractual amounts of US$321,000. The best estimate at acquisition date of the contractual cash flows not expected to be collected amounted to US$321,000.

The initial accounting for the property, plant and equipment acquired in the above business combination with fair value of US$58,728,000 have been determined on a provisional basis, awaiting the completion of professional valuations. The amounts of deferred tax liabilities and goodwill may be adjusted accordingly.

Non-controlling interests

Non-controlling interests in Kuala Lumpur Hotel Group are measured by reference to the proportionate share of recognized amounts of net identifiable assets of Kuala Lumpur Hotel Group at the date of acquisition.

Net cash inflow on acquisition of Kuala Lumpur Hotel Group

US$’000
Cash and cash equivalents balances acquired	177

As of December 31, 2025, the Group paid HK$230,000,000 deposits for the acquisition. During the six months ended June 30, 2026, the ultimate holding company paid additional HK$20,000,000 upon the completion of the acquisition.

(iii)	Acquisition of Dao by Dorsett Hornsey, London

On June 2, 2026, the Group completed the acquisition of a 100% equity interest and the outstanding shareholder loans in Quality Hornsey PropCo Limited and its subsidiary (collectively, the “Hornsey Hotel Group”), which own and currently operate as “AMTD Dao by Dorsett Hornsey” hotel.

Consideration transferred

The total consideration for the acquisition was US$30,424,000 (equivalent to GBP 22,656,000). The settlement and allocation of the consideration are detailed below:

US$’000
Cash paid at completion	25,408
Deferred consideration	4,996
Total consideration	30,424

The deferred consideration is payable within 45 days after the date of completion. As at June 30, 2026, the outstanding balance is recognized as a financial liability within “Accruals and other payables” in the consolidated statement of financial position.

Allocation of consideration:

US$’000
Acquisition of 100% equity interests in Hornsey Hotel Group	8,647
Assignment of shareholder loan	21,777
Total consideration	30,424

Provisional fair value of identifiable assets and liabilities acquired

US$’000
Cash and cash balances	147
Accounts receivable	34
Prepayments, deposits and other receivables	301
Property, plant and equipment	34,144
Accounts payable	(233)
Other payables and accruals	(319)
Amounts due to shareholders	(21,777)
Deferred tax liabilities	(3,670)
Net assets acquired	8,627

The receivables acquired (which principally comprised trade receivables and other receivables) with a fair value of US$111,000 at the date of acquisition had gross contractual amounts of US$111,000. The best estimate at acquisition date of the contractual cash flows not expected to be collected amounted to US$111,000.

The initial accounting for the property, plant and equipment acquired in the above business combination with fair value of US$34,144,000 have been determined on a provisional basis, awaiting the completion of professional valuations. The amounts of deferred tax liabilities and goodwill may be adjusted accordingly.

Net cash inflow on acquisition of Hornsey Hotel Group

US$’000
Cash and cash equivalents balances acquired	147

As of December 31, 2025, the intermediate holding company paid GBP2 million (equivalent to US$2,685,000) deposits for the acquisition. During the six months ended June 30, 2026, the ultimate holding company paid additional US$22,723,000 upon the completion of the acquisition.